Equity - Narrative (Details)												2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 12, 2019 USD ($) shares	Feb. 07, 2019 USD ($)	Sep. 07, 2018 $ / shares shares	Mar. 14, 2018 USD ($) $ / shares shares	Mar. 12, 2018 USD ($)	May 19, 2017 shares	Feb. 06, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($)	Jun. 20, 2016 $ / shares shares	Mar. 10, 2016 USD ($) $ / shares shares	Mar. 08, 2016 USD ($)	Mar. 11, 2018 USD ($) [1]	May 19, 2017 $ / shares	Dec. 31, 2018 USD ($) employee_stock_ownership_plan $ / shares shares		Dec. 31, 2017 USD ($) shares		Dec. 31, 2016 USD ($) shares		Feb. 28, 2019 USD ($)	Dec. 31, 2015 USD ($)	Oct. 23, 2014 USD ($)
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value											$ 5,000,000,000											$ 11,000,000,000
Amount of remaining shares authorized in stock purchase plan, value														$ 14,200,000,000
Accelerated share repurchases, cash paid										$ (5,000,000,000)
Shares repurchased | shares									18,000,000	136,000,000				307,000,000	[1]	150,000,000	[2]	154,000,000	[3]
Shares repurchased, initial price per share (in dollars per share) | $ / shares										$ 29.36
Accelerated share repurchase, percentage of agreement											80.00%
Accelerated share repurchase, final average price paid (in dollars per share) | $ / shares									$ 32.38
Cost of purchase												$ 8,200,000,000		$ 12,198,000,000	[1],[4]	$ 5,000,000,000	[2],[4]	$ 5,000,000,000	[3],[4]
Number of employee stock ownership plans | employee_stock_ownership_plan														2
Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
ESOP compensation expense														$ 19,000,000		11,000,000		$ 9,000,000
Preferred Stock [Member] | Series A, Convertible Preferred Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, dividends rate														6.25%
Series A convertible perpetual preferred stock, per share stated value (in dollars per share) | $ / shares														$ 40,300
Preferred stock, redemption price per share (in dollars per share) | $ / shares														$ 40,300
Common Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, common stock shares when converted (in shares) | shares														2,574.87
Convertible preferred stock, number of shares convertible | shares														1,000,000
Common Stock [Member] | Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares in ESOP | shares														49,000,000
December 2015 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value																					$ 11,000,000,000
December 2017 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value																$ 10,000,000,000
Amount of remaining shares authorized in stock purchase plan, value														$ 4,200,000,000
December 2018 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value														$ 10,000,000,000
Share Repurchase Agreement with Citibank [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value					$ 4,000,000,000			$ 5,000,000,000
Accelerated share repurchases, cash paid				$ (4,000,000,000)			$ (5,000,000,000)
Shares repurchased | shares			21,000,000	87,000,000		24,000,000	126,000,000
Shares repurchased, initial price per share (in dollars per share) | $ / shares				$ 36.61			$ 31.73
Accelerated share repurchase, percentage of agreement					80.00%			80.00%
Accelerated share repurchase, final average price paid (in dollars per share) | $ / shares			$ 36.86
Accelerated share repurchase, average price paid per share (in dollars per share) | $ / shares													$ 33.31
Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value		$ 6,800,000,000
Amount of remaining shares authorized in stock purchase plan, value																				$ 5,300,000,000
Accelerated share repurchases, cash paid	$ 6,800,000,000
Shares repurchased | shares	130,000,000
Accelerated share repurchase, percentage of agreement		80.00%

[1]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on March 12, 2018, as well as other share repurchases. See above for additional information.
[2]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.
[3]	Represents shares purchased pursuant to the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[4]	Amounts may not add due to rounding.